Earnings (Loss) Per Share (Details) - Schedule of computation of basic and diluted loss per common share - Earnings per share [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings (Loss) Per Share (Details) - Schedule of computation of basic and diluted loss per common share [Line Items]
Net Income (Loss) Attributable to Roan Holding Group Co., Ltd.’s shareholders	$ (1,692,654)	$ 23,526,400	$ (94,812,783)
Net Loss from continuing operations attributable to Roan Holdings Group Co., Ltd.’s shareholders	(1,692,654)	(3,319,618)	(4,076,418)
Net income (loss) from discontinued operations, net of income tax		$ 26,846,018	$ (90,736,365)
Weighted average number of ordinary share outstanding
Basic and Diluted (in Shares)	25,287,887	25,287,887	24,380,051
Earnings per share
Net loss per share from continuing operations - Basic and Diluted (in Dollars per share)	$ (0.07)	$ (0.13)	$ (0.17)
Net earnings (loss) per share from discontinued operations - Basic and Diluted (in Dollars per share)		$ 1.06	$ (3.72)